Summary of Significant Accounting Policies (Detail) - Anti-dilutive Securities	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive Securities	16,657,470	12,723,219	8,640,434	7,187,391	3,515,816
Stock Options [Member]
Anti-dilutive Securities	6,111,127	3,762,477	3,679,977	3,762,477	669,777
Warrant [Member]
Anti-dilutive Securities	6,258,648	435,986	1,922,944	435,986	410,542
Convertible Preferred Shares [Member]
Anti-dilutive Securities			1,991,250	1,991,250	1,991,250
Shares Under Convertible Note Agreements [Member]
Anti-dilutive Securities			1,046,263	997,678	444,247